FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
Schedule of change in fair value of derivative financial instruments

				Income
Gain/(Loss) ($ thousands)	2021	2020	2019	Statement Presentation
Equity Swaps	$1,870	$(964)	$(234)	G&A expense
Commodity Contracts:
Oil	(111,655)	(19,891)	(51,479)	Commodity derivative
Gas	249	2,781	(8,037)	instruments
Total Unrealized Gain/(Loss)	$(109,536)	$(18,074)	$(59,750)

Summary of the income statement effects of Enerplus' commodity derivative instruments

($ thousands)	2021	2020	2019
Unrealized change in fair value gain/(loss)	$(111,406)	$(17,110)	$(59,516)
Net realized cash gain/(loss)	(163,026)	92,852	11,586
Commodity contracts gain/(loss)	$(274,432)	$75,742	$(47,930)

Summary of the fair value of derivative financial instruments

	December 31, 2021			December 31, 2020
	Assets	Liabilities		Assets	Liabilities
($ thousands)	Current	Current	Long-term	Current	Current
Equity Swaps	$—	969	$—	$—	$2,839
Commodity Contracts:
Oil	1,771	141,364	7,098	—	12,297
Gas	3,897	867	—	2,790	—
Total	$5,668	143,200	$7,098	$2,790	$15,136

Summary of management positions

Crude Oil Instruments:

Instrument Type(1)(2)	bbls/day	US$/bbl

Jan 1, 2022 – Jun 30, 2022
WTI Purchased Put	12,500	75.00
WTI Sold Put	12,500	58.00
WTI Sold Call	12,500	87.63

Jan 1, 2022 – Dec 31, 2022
WTI Purchased Put	17,000	50.00
WTI Sold Put	17,000	40.00
WTI Sold Call	17,000	57.91
WTI Sold Swap(3)	3,828	42.35
WTI Purchased Swap	3,828	66.52

Jan 1, 2023 – Jun 30, 2023
WTI Purchased Put	10,000	76.50
WTI Sold Put	10,000	60.00
WTI Sold Call	10,000	107.38

Jan 1, 2023 – Oct 31, 2023
WTI Sold Swap(3)	250	42.10
WTI Purchased Swap	250	64.85
WTI Purchased Put(3)	2,000	5.00
WTI Sold Call(3)	2,000	75.00

Nov 1, 2023 – Dec 31, 2023
WTI Purchased Put(3)	2,000	5.00
WTI Sold Call(3)	2,000	75.00
(1)	The total average deferred premium spent on the Company’s outstanding crude oil contracts is $1.50/bbl from January 1, 2022 - December 31, 2022 and $1.25/bbl from January 1, 2023 – June 30, 2023.
(2)	Transactions with a common term have been aggregated and presented at weighted average prices and volumes.
(3)	Upon closing of the Bruin Acquisition, Bruin’s outstanding crude oil contracts were recorded at a fair value liability of $76.4 million. At December 31, 2021, the balance was a liability of $22.8 million on the Consolidated Balance Sheets. Realized and unrealized gains and losses on the acquired contracts are recognized in Consolidated Statement of Income/(Loss) and the Consolidated Balance Sheets to reflect changes in crude oil prices from the date of closing of the Bruin Acquisition.

Natural Gas Instruments:

Instrument Type(1)	MMcf/day	$/Mcf

Jan 1, 2022 – Feb 28, 2022
NYMEX Purchased Put	40.00	3.43
NYMEX Sold Call	40.00	6.00

Mar 1, 2022 – Mar 31, 2022
NYMEX Swap	60.00	4.50
NYMEX Purchased Put	40.00	3.43
NYMEX Sold Call	40.00	6.00

Apr 1, 2022 – Oct 31, 2022
NYMEX Swap	40.00	3.40
NYMEX Purchased Put	60.00	3.77
NYMEX Sold Call	60.00	4.50
(1)	Transactions with a common term have been aggregated and presented at weighted average prices/Mcf.